Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SEASONS SERIES TRUST
SA Multi-Managed Large Cap Value Portfolio
(the “Portfolio”)
Supplement dated April 8, 2025, to the Portfolio’s
Summary Prospectus and Prospectus, each dated July 29, 2024, as supplemented to date
At a meeting held on April 2, 2025, the Board of Trustees (the “Board”) of Seasons Series Trust approved BlackRock Investment Management, LLC (“BlackRock”) as subadviser to the Portfolio. As subadviser, BlackRock will be responsible for the day‑to‑day management of the portion of the Portfolio that is currently passively managed by SunAmerica Asset Management, LLC. In connection with the approval of BlackRock as subadviser, the Board also approved certain changes to the Portfolio’s principal investment strategies. These changes to the Portfolio will become effective April 30, 2025 (the “Effective Date”).
On the Effective Date, the following changes are made to the Portfolio’s Summary Prospectus and Prospectus, as applicable:
The following replaces the third paragraph in the section of the Summary Prospectus entitled “Principal Investment Strategies of the Portfolio” and the section of the Prospectus entitled “Portfolio Summary: SA Multi-Managed Large Cap Value Portfolio - Principal Investment Strategies of the Portfolio” and the fourth paragraph in the section of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks – SA Multi-Managed Large Cap Value Portfolio”:
The Portfolio is actively managed by two subadvisers and, to balance the risks of the Portfolio, a portion of the Portfolio is passively managed by a third subadviser. The passively managed portion of the Portfolio invests in all or substantially all of the stocks included in the S&P 500® Value Index (the “Index”), a strategy known as “replication.” The subadviser may, however, utilize an “optimization” strategy in circumstances in which replication is difficult or impossible, such as if the Portfolio has low asset levels and cannot replicate, to reduce trading costs or to gain exposure to securities that the Portfolio cannot access directly. The goal of optimization is to select stocks which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., price‑to‑book, price‑to‑earnings, debt‑to‑asset ratios and dividend yields) closely approximate those of the Index. Stocks not in the Index may be held before or after changes in the composition of the Index or if they have characteristics similar to stocks in the Index. The subadviser may also invest the Portfolio’s assets in investments with economic characteristics that are comparable to the economic characteristics of securities included in the Index, including derivatives, such as contracts for difference.
The following is added as a new risk factor in the section of the Summary Prospectus entitled “Principal Risks of Investing in the Portfolio” and the section of the Prospectus entitled “Portfolio Summary: SA Multi-Managed Large Cap Value Portfolio - Principal Risks of Investing in the Portfolio”:
Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by, another security, index, rate or benchmark (i.e., stock options, futures, caps, floors, etc.). To the extent a derivative contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging described below. To the extent an option, futures contract, swap, or other derivative is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Unfavorable changes in the value of the underlying security, index, rate or benchmark may cause sudden losses. Gains or losses from the Portfolio’s use of derivatives may be substantially greater than the amount of the Portfolio’s investment. Certain derivatives have the potential for undefined loss. Derivatives are also associated with various other risks, including market risk, leverage risk, hedging risk, counterparty risk, valuation risk, regulatory risk, illiquidity risk and interest rate fluctuations risk. The primary risks associated with the Portfolio’s use of derivatives are market risk, counterparty risk and hedging risk.

SA Multi-Managed Large Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SEASONS SERIES TRUST
SA Multi-Managed Large Cap Value Portfolio
(the “Portfolio”)
Supplement dated April 8, 2025, to the Portfolio’s
Summary Prospectus and Prospectus, each dated July 29, 2024, as supplemented to date
At a meeting held on April 2, 2025, the Board of Trustees (the “Board”) of Seasons Series Trust approved BlackRock Investment Management, LLC (“BlackRock”) as subadviser to the Portfolio. As subadviser, BlackRock will be responsible for the day‑to‑day management of the portion of the Portfolio that is currently passively managed by SunAmerica Asset Management, LLC. In connection with the approval of BlackRock as subadviser, the Board also approved certain changes to the Portfolio’s principal investment strategies. These changes to the Portfolio will become effective April 30, 2025 (the “Effective Date”).
On the Effective Date, the following changes are made to the Portfolio’s Summary Prospectus and Prospectus, as applicable:
The following replaces the third paragraph in the section of the Summary Prospectus entitled “Principal Investment Strategies of the Portfolio” and the section of the Prospectus entitled “Portfolio Summary: SA Multi-Managed Large Cap Value Portfolio - Principal Investment Strategies of the Portfolio” and the fourth paragraph in the section of the Prospectus entitled “Additional Information About the Portfolios’ Investment Strategies and Investment Risks – SA Multi-Managed Large Cap Value Portfolio”:
The Portfolio is actively managed by two subadvisers and, to balance the risks of the Portfolio, a portion of the Portfolio is passively managed by a third subadviser. The passively managed portion of the Portfolio invests in all or substantially all of the stocks included in the S&P 500® Value Index (the “Index”), a strategy known as “replication.” The subadviser may, however, utilize an “optimization” strategy in circumstances in which replication is difficult or impossible, such as if the Portfolio has low asset levels and cannot replicate, to reduce trading costs or to gain exposure to securities that the Portfolio cannot access directly. The goal of optimization is to select stocks which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., price‑to‑book, price‑to‑earnings, debt‑to‑asset ratios and dividend yields) closely approximate those of the Index. Stocks not in the Index may be held before or after changes in the composition of the Index or if they have characteristics similar to stocks in the Index. The subadviser may also invest the Portfolio’s assets in investments with economic characteristics that are comparable to the economic characteristics of securities included in the Index, including derivatives, such as contracts for difference.
The following is added as a new risk factor in the section of the Summary Prospectus entitled “Principal Risks of Investing in the Portfolio” and the section of the Prospectus entitled “Portfolio Summary: SA Multi-Managed Large Cap Value Portfolio - Principal Risks of Investing in the Portfolio”:
Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by, another security, index, rate or benchmark (i.e., stock options, futures, caps, floors, etc.). To the extent a derivative contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging described below. To the extent an option, futures contract, swap, or other derivative is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Unfavorable changes in the value of the underlying security, index, rate or benchmark may cause sudden losses. Gains or losses from the Portfolio’s use of derivatives may be substantially greater than the amount of the Portfolio’s investment. Certain derivatives have the potential for undefined loss. Derivatives are also associated with various other risks, including market risk, leverage risk, hedging risk, counterparty risk, valuation risk, regulatory risk, illiquidity risk and interest rate fluctuations risk. The primary risks associated with the Portfolio’s use of derivatives are market risk, counterparty risk and hedging risk.